Commitments and Contingencies - Capital Lease Payments Due (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021 (remainder of year)	$ 3,761
2021	4,794	$ 5,165
2022	3,570	4,702
2023	2,749	3,479
2024	2,437	2,658
2025		2,344
Thereafter	51,882
Thereafter		51,869
Total capital lease obligations	69,193	70,217
Less: amounts representing interest	(45,407)	(45,933)
Present value of net minimum capital lease payments	23,786	24,284
Less: current portion	(3,504)	(3,506)	$ (2,713)
Capital lease obligations, net of current portion	$ 20,282	$ 20,778	$ 17,276